Accounts Receivable	6 Months Ended
Jun. 30, 2022
Accounts Receivable

4.  Accounts Receivable

Accounts receivable from contracts with customers consisted of the following:

	June 30,	December 31,
	2022	2021

	(in US$’000)
Accounts receivable—third parties	75,870	82,434
Accounts receivable—related parties (Note 17(ii))	1,329	1,166
Allowance for credit losses	(121)	(20)
Accounts receivable, net	77,078	83,580

Substantially all accounts receivable are denominated in RMB, US$ and HK$ and are due within one year from the end of the reporting periods. The carrying values of accounts receivable approximate their fair values due to their short-term maturities.

An aging analysis for accounts receivable—third parties based on the relevant invoice dates is as follows:

	June 30,	December 31,
	2022	2021

	(in US$’000)
Not later than 3 months	64,022	78,288
Between 3 months to 6 months	9,259	2,867
Between 6 months to 1 year	1,440	78
Later than 1 year	1,149	1,201
Accounts receivable—third parties	75,870	82,434

Movements on the allowance for credit losses:

	2022	2021

	(in US$’000)
As at January 1	20	95
Increase in allowance for credit losses	119	21
Decrease in allowance due to subsequent collection	(14)	(92)
Exchange difference	(4)	1
As at June 30	121	25